SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash Financing And Investing Activities
Shares Issued On Property Acquisition	$ 6,231,637	$ 2,000,000	$ 0
Bonus Shares	0	640,000	115,000
Shares For Services	0	80,500	241,003
Shares Issued To Settle Debt	0	0	43,030
Shares Issued Recorded As Prepaid Expenses	0	0	35,000
Subscription Receivable	0	0	30,497
Warrants Issued On Property Acquisition	886,544	0	0
Finders Units	0	24,000	0
Finder's Warrants	42,651	226,917	0
Flying Nickel Warrants Issuable	215,094	0	0
Flying Nickel Warrans Issued For Ft Shares	37,586	0	0
Depreciation Included In Mineral Property	46,047	46,932	3,487
Equipment Expenditures Included In Accounts Payable	0	0	472,213
Mineral Property Expenditures Included In Accounts Payable	1,225,798	681,781	1,252,796
Share-based Payments Capitalized In Mineral Properties	159,511	211,627	119,028
Reclassification Of Contributed Surplus On Exercise Of Options	179,682	272,848	153,845
Reclassification Of Contributed Surplus On Exercise Of Warrants	$ 9,600	$ 166,628	$ 28,478